Stockholders’ Deficit (Details) - Schedule of activity for all stock options granted - VIECO USA, Inc. [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ Deficit (Details) - Schedule of activity for all stock options granted [Line Items]
Shares available for grant, balance at beginning		1,046,000	2,126,000
Number of shares granted, balance at beginning		7,036,000	6,030,000
Weighted average exercise price, balance at beginning (in Dollars per share)		$ 4.86	$ 4.81
Weighted average remaining contractual term, balance at beginning	8 years 2 months 12 days		8 years 7 months 9 days
Shares available for grant, authorized		6,180,000
Number of shares granted, authorized
Weighted average exercise price, authorized (in Dollars per share)
Shares available for grant, granted		(2,437,000)	(1,587,000)
Number of shares granted, granted	1,907,000	2,437,000	1,587,000
Weighted average exercise price, granted (in Dollars per share)	$ 5.32	$ 4.08	$ 5
Shares available for grant, exercised
Number of shares granted, exercised	(358,000)	(87,000)	(66,000)
Weighted average exercise price, exercised (in Dollars per share)	$ 4.85	$ 4.84	$ 4.82
Shares available for grant, forfeited		529,000	507,000
Number of shares granted, forfeited	(1,408,000)	(544,000)	(515,000)
Weighted average exercise price, forfeited (in Dollars per share)	$ 4.62	$ 4.85	$ 4.92
Shares available for grant, balance at ending		5,318,000	1,046,000
Number of shares granted, balance at ending		8,842,000	7,036,000
Weighted average exercise price, balance at ending (in Dollars per share)		$ 4.65	$ 4.86
Weighted average remaining contractual term, balance at ending	6 years 9 months 25 days	8 years 1 month 28 days	8 years 1 month 28 days
Shares available for grant, exercisable
Number of shares granted, exercisable	4,692,000	4,466,000
Weighted average exercise price, exercisable (in Dollars per share)	$ 4.84	$ 4.84
Weighted average remaining contractual term, exercisable	5 years 3 months 29 days	6 years 9 months 21 days